Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventories
Schedule of inventories

Inventories

in € THOUS

	June 30,	December 31,
	2024	2023

Finished goods	1,257,011	1,232,702
Health care supplies	463,769	451,316
Raw materials and purchased components	351,341	361,804
Work in process	155,327	133,353
Inventories	2,227,448	2,179,175